Operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total operating revenues	$ 3,037,516	$ 3,141,876	$ 3,258,973
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Total operating revenues	1,799,057	1,956,549	2,060,744
Country Of U S [Member]
IfrsStatementLineItems [Line Items]
Total operating revenues	1,004,187	965,684	931,184
Central America And South America [Member]
IfrsStatementLineItems [Line Items]
Total operating revenues	$ 234,272	$ 219,643	$ 267,045